UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07102

                       The Advisors' Inner Circle Fund II
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-241-4294

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS.



                       THE ADVISORS' INNER CIRCLE FUND II


                       HAMBRECHT SMALL CAP TECHNOLOGY FUND


      SEMI-ANNUAL REPORT                                  JANUARY 31, 2007
--------------------------------------------------------------------------------




                                 [LOGO OMITTED]

                                 WR HAMBRECHT+CO
                              ASSET MANAGEMENT, LLC







                                                     INVESTMENT ADVISER:

                                                     W.R. HAMBRECHT + CO.
                                                     ASSET MANAGEMENT, LLC




--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders....................................................     1

Top Ten Common Stock Holdings.............................................     3

Schedule of Investments...................................................     4

Statement of Assets and Liabilities.......................................     7

Statement of Operations...................................................     8

Statement of Changes in Net Assets........................................     9

Financial Highlights......................................................    10

Notes to Financial Statements.............................................    11

Disclosure of Fund Expenses...............................................    17

--------------------------------------------------------------------------------





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-241-4294; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                                 TECHNOLOGY FUND

--------------------------------------------------------------------------------

Dear Shareholders,

This semi-annual update for the Hambrecht Small Cap Technology Fund (the "Fund") is for the six months ending on January 31, 2007. The Fund's net asset value
(NAV) closed at $11.52 at the end of this period. Net Assets were $800,907 on January 31, 2007.

COMMENTARY

The Fund's six-month, twelve-month, and inception to date total returns as of January 31, 2007 were respectively 13.95%, 0.88%, and 12.27%. The Lipper Science and Technology Funds Classification Average returned 17.70% and 2.09% for the corresponding six and twelve month periods. The broad market represented by the S&P 500 Index returned 13.73% and 14.50% on a total return basis for the comparable six and twelve month periods, and the Russell 2000 Index returned 14.96% and 10.49% on a total return basis for the same periods.

The Fund has posted positive total returns in each calendar quarter since its inception except for Q2 of 2006. Returns for the Fund as well as the U.S. stock markets turned higher during the latter half of 2006, predominantly in response to lower energy prices and the shift by the U.S. Federal Reserve Committee to a pause in Fed Fund rate increases. These events in turn reduced the market's inflation concerns for the U.S. economy, setting up a favorable environment for stocks. This shift in investor sentiment buoyed out of favor sectors, including the Technology Sector, which had some ground to make up after declines in the first half of 2006.

During the six months ended January 31, 2007, the Fund's continued focus on building a portfolio of small cap technology companies with attractive valuation attributes helped to narrow the underperformance to the broad market that the Fund had experienced in the first half of 2006. In addition, the relative performance improvement has come from refinements to the portfolio implementation process. We believe that these refinements, which include more stringent portfolio rebalancing and cash management strategies, will strengthen

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                                 TECHNOLOGY FUND

--------------------------------------------------------------------------------

the implementation of the core quantitative selection model. This in turn should lead to a closer tracking between the expected returns of the quantitative model and actual returns of the Fund.

We appreciate your investment in the Hambrecht Small Cap Technology Fund.



Very Truly Yours,





Robert F. Raney III                          Johnny Svoren
President                                    Director of Research
WR Hambrecht + Co.                           WR Hambrecht + Co.
Asset Management, LLC                        Asset Management, LLC




THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX COMPRISED OF 2,000 STOCKS OF U.S. COMPANIES WITH SMALL MARKET CAPITALIZATION.

THE S&P 500 INDEX IS A MARKET CAPITALIZATION PRICE-ONLY INDEX THAT TRACKS THE PERFORMANCE OF DOMESTIC COMMON STOCKS TRADED ON THE REGULAR NASDAQ MARKET, AS WELL AS NATIONAL MARKET SYSTEM TRADED FOREIGN COMMON STOCKS AND ADRS.

THE LIPPER SCIENCE & TECHNOLOGY INDEX IS THE COMPOSITE PERFORMANCE OF THE 30 LARGEST SCIENCE AND TECHNOLOGY MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
                         TOP TEN COMMON STOCK HOLDINGS*
--------------------------------------------------------------------------------

               Loral Space and Communications .............    5.24%

               Infospace  .................................    3.97%

               Scansource..................................    3.94%

               Agilysys....................................    3.47%

               SYNNEX......................................    3.19%

               Brightpoint.................................    3.19%

               Silicon Storage Technology..................    3.16%

               Extreme Networks............................    2.94%

               Lamson and Sessions.........................    2.87%

               Ciber.......................................    2.60%

--------------------------------------------------------------------------------
*PERCENTAGES BASED ON TOTAL INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 INDUSTRY WEIGHTINGS+:
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
Plot points for EDGAR purposes as follows:
30.1% Computers & Services
20.4% Communications Equipment
10.6% Semiconductors
 8.9% Electronics
 7.9% Computer Software
 7.8% Electrical Equipment & Services
 6.6% Measuring Devices
 5.7% Information Services
 1.2% Money Markets
 0.8% Machinery

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS^
 COMMON STOCK -- 101.1%
--------------------------------------------------------------------------------

                                                           SHARES        VALUE
                                                          --------     ---------
COMMUNICATIONS EQUIPMENT -- 20.9%
   Applied Signal Technology ............................      900     $ 13,149
   Avici Systems* .......................................    1,000        6,940
   Brightpoint* .........................................    2,370       26,093
   CalAmp* ..............................................    1,980       15,761
   Globecomm Systems* ...................................    1,370       15,029
   Loral Space & Communications* ........................      900       42,903
   TeleCommunication Systems, Cl A* .....................    3,775       14,383
   Tessco Technologies* .................................      600       13,410
   Tollgrade Communications* ............................    1,500       15,090
   Westell Technologies, Cl A* ..........................    1,900        4,332
                                                                       --------
                                                                        167,090
                                                                       --------
COMPUTER SOFTWARE -- 8.1%
   Bell Microproducts* ..................................    2,182       15,754
   Mobius Management Systems* ...........................    1,780       11,410
   Navarre* .............................................    2,880       11,722
   SYNNEX* ..............................................    1,360       26,112
                                                                       --------
                                                                         64,998
                                                                       --------
COMPUTERS & SERVICES -- 30.8%
   Agilysys .............................................    1,500       28,425
   Answerthink* .........................................    4,400       13,948
   Ciber* ...............................................    3,100       21,328
   Computer Horizons* ...................................    2,845       12,831
   Extreme Networks* ....................................    5,800       24,070

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES        VALUE
                                                          --------     ---------
COMPUTERS & SERVICES -- (CONTINUED)
   Gerber Scientific* ...................................    1,350     $ 16,645
   iGate* ...............................................    2,465       16,713
   Intersections* .......................................    1,400       16,772
   Iomega* ..............................................    3,995       15,581
   NCI, Cl A* ...........................................    1,200       17,052
   PAR Technology* ......................................    1,400       13,300
   Quovadx* .............................................    4,600       12,236
   Scansource* ..........................................    1,100       32,274
   TechTeam Global* .....................................      500        5,515
                                                                       --------
                                                                        246,690
                                                                       --------
ELECTRICAL EQUIPMENT & SERVICES -- 8.0%
   EMS Technologies* ....................................      840       17,405
   Lamson and Sessions* .................................      900       23,481
   Planar Systems* ......................................    1,160       12,076
   Sypris Solutions .....................................    1,750       11,007
                                                                       --------
                                                                         63,969
                                                                       --------
ELECTRONICS -- 9.0%
   Benchmark Electronics* ...............................      544       12,322
   DDi* .................................................    1,700       13,005
   Merix* ...............................................    1,570       13,533
   Methode Electronics ..................................    1,900       20,919
   NU Horizons Electronics* .............................    1,230       12,435
                                                                       --------
                                                                         72,214
                                                                       --------
INFORMATION SERVICES -- 5.8%
   AMICAS* ..............................................    4,600       14,076
   Infospace* ...........................................    1,400       32,536
                                                                       --------
                                                                         46,612
                                                                       --------
MACHINERY -- 0.8%
   Powell Industries* ...................................      200        6,424
                                                                       --------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES        VALUE
                                                          --------     ---------
MEASURING DEVICES -- 6.8%
   Cyberoptics* .........................................    1,000     $ 13,530
   Keithley Instruments .................................    1,200       16,884
   LeCroy* ..............................................    1,100       10,285
   Photon Dynamics* .....................................    1,200       13,548
                                                                       --------
                                                                         54,247
                                                                       --------
SEMICONDUCTORS -- 10.9%
   Asyst Technologies* ..................................    2,880       18,691
   California Micro Devices* ............................    2,500       12,175
   Richardson Electronics Ltd./United States ............    1,414       12,641
   Sigmatel* ............................................    1,100        4,268
   Silicon Storage Technology* ..........................    5,200       25,896
   White Electronic Designs* ............................    2,300       13,363
                                                                       --------
                                                                         87,034
                                                                       --------
   TOTAL COMMON STOCK
      (Cost $738,862) ...................................               809,278
                                                                       --------
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.2%
--------------------------------------------------------------------------------
   Evergreen Institutional Government
      Money Market Fund, Cl I, 5.150%+ ..................    4,923        4,923
   Evergreen Institutional Treasury
      Money Market Fund, Cl I, 5.180%+ ..................    4,923        4,923
                                                                       --------
   TOTAL MONEY MARKET FUNDS
      (Cost $9,846) .....................................                 9,846
                                                                       --------
   TOTAL INVESTMENTS -- 102.3%
      (Cost $748,708) ...................................              $819,124
                                                                       ========

   ^  PERCENTAGES ARE BASED ON NET ASSETS OF $800,907.
   +  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.
   *  NON-INCOME PRODUCING SECURITY
  CL  CLASS
LTD.  LIMITED




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


ASSETS:
Investments at Value (Cost $748,708)...............................    $819,124
Receivable Due from Adviser........................................      22,329
Receivable for Capital Shares Sold.................................       6,870
Receivable for Dividends and Interest..............................         194
Prepaid Expenses...................................................       2,122
                                                                       --------
    TOTAL ASSETS...................................................     850,639
                                                                       --------
LIABILITIES:
Payable Due to Administrator.......................................      10,447
Payable Due to Trustees............................................       1,766
Chief Compliance Officer Fees Payable..............................       2,604
Other Accrued Expenses.............................................      34,915
                                                                       --------
    TOTAL LIABILITIES..............................................      49,732
                                                                       --------
NET ASSETS.........................................................    $800,907
                                                                       ========
NET ASSETS CONSIST OF:
Paid-in Capital....................................................    $746,239
Accumulated Net Investment Loss....................................      (4,237)
Accumulated Net Realized Loss on Investments.......................     (11,511)
Unrealized Appreciation on Investments.............................      70,416
                                                                       --------
    NET ASSETS.....................................................    $800,907
                                                                       ========
Net Asset Value, Offering and Redemption Price Per Share
    ($800,907 / 69,508 shares) ....................................    $  11.52
                                                                       ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          HAMBRECHT SMALL CAP
                                                            TECHNOLOGY FUND FOR
                                                            THE SIX MONTHS ENDED
                                                            JANUARY 31, 2007
                                                            (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


INVESTMENT INCOME
Dividend Income....................................................   $   1,010
                                                                      ---------
    TOTAL INCOME...................................................       1,010
                                                                      ---------
EXPENSES
Administration Fees ................................................     62,006
Transfer Agent Fees ................................................     23,785
Trustees' Fees  ....................................................      3,666
Investment Advisory Fees  ..........................................      3,568
Shareholder Servicing Fees..........................................      1,049
Legal Fees...........................................................    22,316
Audit Fees..........................................................      9,183
Printing Fees ......................................................      5,966
Offering Costs......................................................      4,621
Registration and Filing Fees .......................................      1,258
Chief Compliance Officer Fees.......................................      5,206
Custodian Fees .....................................................        553
Other Expenses .....................................................      2,172
                                                                      ---------
    TOTAL EXPENSES.................................................     145,349
                                                                      ---------
Less: Waiver of Investment Advisory Fees...........................      (3,568)
      Reimbursement by Investment Advisor .........................    (136,365)
      Fees Paid Indirectly ........................................        (169)
                                                                      ---------
NET EXPENSES.......................................................      (5,247)
                                                                      ---------
NET INVESTMENT LOSS................................................      (4,237)
                                                                      ---------
NET REALIZED LOSS ON INVESTMENTS...................................     (10,476)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS...............     124,109
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS....................     113,633
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............   $ 109,396
                                                                      =========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED        PERIOD
                                                        JANUARY 31,      ENDED
                                                           2007        JULY 31,
                                                        (UNAUDITED)      2006*
                                                       -------------  ----------
OPERATIONS:
   Net Investment Loss ...............................   $  (4,237)    $ (4,552)
   Net Realized Loss on Investments ..................     (10,476)      (1,035)
   Net Change in Unrealized Appreciation/
      Depreciation on Investments ....................     124,109      (53,693)
                                                         ---------     --------
   NET INCREASE/DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ................................     109,396      (59,280)
                                                         ---------     --------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Tax Return of Capital .............................          --       (9,890)
                                                         ---------     --------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................       9,020      903,126
   Reinvestment of Distributions .....................          --        9,890
   Redeemed ..........................................    (149,990)     (11,365)
                                                         ---------     --------
   NET INCREASE/DECREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .....................    (140,970)     901,651
                                                         ---------     --------
      TOTAL INCREASE/DECREASE IN NET ASSETS ..........     (31,574)     832,481
                                                         ---------     --------
NET ASSETS:
   Beginning of Period ...............................     832,481           --
                                                         ---------     --------
   End of Period (including accumulated net investment
      loss of $(4,237) and $0, respectively) .........   $ 800,907     $832,481
                                                         =========     ========
SHARE TRANSACTIONS:
   Issued ............................................         809       82,412
   Reinvestment of Distributions .....................          --          949
   Redeemed ..........................................     (13,649)      (1,013)
                                                         ---------     --------
   NET INCREASE/DECREASE IN SHARES OUTSTANDINGF
      ROM SHARE TRANSACTIONS .........................     (12,840)      82,348
                                                         =========     ========

* COMMENCED OPERATIONS ON AUGUST 31, 2005.
Amounts designated as "--" are $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                        SIX MONTHS
                                                           ENDED      PERIOD
                                                        JANUARY 31,    ENDED
                                                           2007      JULY 31,
                                                        (UNAUDITED)    2006*
                                                        -----------  --------

Net Asset Value, Beginning of Period ..................   $10.11      $10.00
                                                          ------      ------
Income from Operations:
   Net Investment Loss(1) .............................    (0.05)      (0.08)
   Net Realized and Unrealized Gain on Investments(1) .     1.46        0.43(2)
                                                          ------      ------
Total from Operations .................................     1.41        0.35
                                                          ------      ------
Dividends and Distributions from:
   Tax Return of Capita ...............................       --       (0.24)
                                                          ------      ------
Total Dividends and Distributions .....................       --       (0.24)
                                                          ------      ------
Net Asset Value, End of Period ........................   $11.52      $10.11
                                                          ======      ======

TOTAL RETURN+ .........................................    13.95%       3.39%
                                                          ======      ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .................   $  801      $  832
Ratio of Expenses to Average Net Assets
   (including waivers and reimbursements,
   excluding fees paid indirectly) ....................     1.29%**     1.29%**
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements
   and fees paid indirectly) ..........................     1.25%**     1.25%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements
   and fees paid indirectly) ..........................    34.63%**    50.71%**
Ratio of Net Investment Loss to Average Net Assets ....    (1.01)%**   (0.83)%**
Portfolio Turnover Rate ...............................      59%***    22.71%***

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  *  COMMENCED OPERATIONS ON AUGUST 31, 2005.
 **  ANNUALIZED.
***  NOT ANNUALIZED.
(1) PER SHARE NET INVESTMENT LOSS AND NET REALIZED AND UNREALIZED GAIN CALCULATED USING AVERAGE SHARES.
(2) THIS AMOUNT IS INCONSISTENT WITH THE FUND'S AGGREGATE GAINS AND LOSSES BECAUSE OF THE TIMING OF SALES AND REDEMPTIONS OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES FOR THE INVESTMENT PORTFOLIO.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL
                                                             CAP TECHNOLOGY FUND
                                                             JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven funds. The financial statements herein are those of the Hambrecht Small Cap Technology Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is long term capital appreciation. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into considerationrelevant information reasonably available to the Committee. As of January 31, 2007, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on August 31, 2005, were expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees were amortized to expense over twelve months beginning with inception.

     REDEMPTION FEES -- The Fund retains redemption fees of 1.00% on redemptions of capital shares held for less than 30 days. Such fees are retained by the Fund for the benefit of the remaining shareholders. For the six months ended January 31, 2007, there were no redemption fees retained by the Fund.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICES, TRANSFER AGENT AND CUSTODIAN
   AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.12% on the first $200 million of the Fund's average daily net assets; and 0.10% on the Fund's average daily net assets over $200 million.

The Fund is subject to a minimum annual administration fee of $123,000 and $15,000 per additional class.

The Trust has adopted a Shareholder Services Plan (the "Plan") dated August 9, 2005. Under the Plan, third party service providers that enter into agreements with the Trust, may receive up to 0.25% of the Fund's average net assets as compensation for Shareholder and Administrative services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2007, the Fund earned credits of $169 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AGREEMENT:

W.R. Hambrecht + Co. Asset Management, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has contractually agreed to limit the total expenses of the Advisor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.25% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser waives a portion of its advisory fee and/or reimburses certain expenses of the Fund. If at any point during the first three years of Fund operations, it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the Fund's total operating expenses and 1.25%of the average daily net assets to recapture any of its prior waivers or reimbursements. At January 31, 2007, the amount the Adviser may seek asreimbursement of previously waived fees and reimbursed expenses for the Fund was $410,935.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term securities, were $498,748 and $613,916, respectively, for the six months ended January 31, 2007. There were no purchases or sales of U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. Accordingly, permanent book and tax differences resulted in the reclassification of $14,442 from accumulated net investment loss and $(14,442) to additional paid-in capital during the period ended July 31, 2006.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
This reclassification had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the period ended July 31, 2006 was as follows:

                                   TAX RETURN
                                   OF CAPITAL
                                   ----------
                           2006      $9,890

As of July 31, 2006, the components of Accumulated Losses on a tax basis were as follows:

Post-October Losses                          $ (1,035)
Unrealized Depreciation                       (53,693)
                                             --------
Total Accumulated Losses                     $(54,728)
                                             ========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at January 31, 2007 were as follows:

          FEDERAL       APPRECIATED       DEPRECIATED       NET UNREALIZED
         TAX COST       SECURITIES        SECURITIES        DEPRECIATION
         --------       -----------       -----------       --------------
         $748,708        $105,708          $(35,292)           $70,416

8. CONCENTRATIONS/RISKS:

As  its  principal   investment  strategy,   the  Fund  invests,   under  normal
circumstances, at least 80% of its net assets in equity securities of small-cap technology companies.

To the extent that the Fund's investments are focused on issuers conducting business in the technology industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect that industry. The prices of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing problems related to bringing products to market and rapid obsolescence of products. Some of the companies involved in the technology industry may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

9. OTHER:

At January 31, 2007, 56% of the total shares outstanding were held by threeshareholders each owning 10% or greater of the aggregate total shares outstanding.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. NEW ACCOUNTING PRONOUNCEMENTS:

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Fund will not be required to adopt FIN 48 until January 31, 2008. As of January 31, 2007, the Fund has not evaluated the impact that will result from adopting FIN 48.

In September 2006, the FASB issued STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.
--------------------------------------------------------------------------------
                                 BEGINNING     ENDING                    EXPENSE
                                 ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                   VALUE        VALUE        EXPENSE     DURING
                                 08/01/06     01/31/07        RATIO      PERIOD*
--------------------------------------------------------------------------------
HAMBRECHT SMALL CAP TECHNOLOGY FUND
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN         $1,000.00     $1,139.50       1.25%      $6.74
HYPOTHETICAL 5% RETURN           1,000.00      1,018.90       1.25        6.36
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

                                      NOTES

                                      NOTES

                       HAMBRECHT SMALL CAP TECHNOLOGY FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  800-241-4294

                                    ADVISER:
                   W.R. Hambrecht + Co. Asset Management, LLC
                                539 Bryant Street
                                    Suite 100
                          San Francisco, CA 94107-1269

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



          This information must be preceded or accompanied by a current prospectus for the Fund.


WRH-SA-001-0200

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund II


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------------
                                             James F. Volk, President

Date April 2, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             ----------------------------------
                                             James F. Volk, President

Date April 2, 2007


By (Signature and Title)*                    /s/ Michael Lawson
                                             ----------------------------------
                                             Michael Lawson, Controller and CFO

Date March 28, 2007
* Print the name and title of each signing officer under his or her signature.